Property, Plant and Equipment	6 Months Ended
Jun. 30, 2019
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Property, Plant and Equipment

NOTE 15 - PROPERTY, PLANT AND EQUIPMENT

		Land and		Machinery and	Construction
(in millions of Euros)	Note	Property Rights	Buildings	Equipment	Work in Progress	Other	Total
Net balance at December 31, 2018		18	217	1,227	194	10	1,666
IFRS 16 application		—	82	17	—	3	102
Net balance at January 1, 2019		18	299	1,244	194	13	1,768
Property, plant and equipment acquired through business combination	3	—	40	120	4	1	165
Additions		—	14	40	99	1	154
Disposals		—	—	(2)	—	—	(2)
Depreciation expense		—	(12)	(95)	—	(5)	(112)
Transfer during the period		—	4	65	(72)	2	(1)
Effects of changes in foreign exchange rates		—	2	6	1	—	9

Net balance at June 30, 2019		18	347	1,378	226	12	1,981

Cost		34	492	2,236	232	40	3,034
Less accumulated depreciation and impairment		(16)	(145)	(858)	(6)	(28)	(1,053)

Net balance at June 30, 2019		18	347	1,378	226	12	1,981

Right-of-use assets

Right of use assets have been included within the same line item as that within which the corresponding underlying assets would be presented if they were owned.

		Machinery and
(in millions of Euros)	Buildings	Equipment	Other	Total
Net balance at December 31, 2018	24	53	—	77
IFRS 16 application	82	17	3	102

Net balance at January 1, 2019 (A)	106	70	3	179

Additions	13	13	1	27
Disposals	—	—	—	—
Depreciation expense	(5)	(8)	(1)	(14)
Effects of changes in foreign exchange rates	1	—	—	1

Net balance at June 30, 2019	115	75	3	193

Cost	127	109	4	240
Less accumulated depreciation and impairment	(12)	(34)	(1)	(47)

Net balance at June 30, 2019	115	75	3	193

(A)

The IFRS 16 application included assets acquired through finance leases reclassified as right-of-use assets of €77 million and operating leases recognized as right-of-use assets of €102 million as of January 1, 2019.

The total expense relating to short-term leases, low value leases and variable leases still recognized as operating expenses was €7 million for the six months ended June 30, 2019.